EATON VANCE MUTUAL FUNDS TRUST

Two International Place

Boston, MA  02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 002-90946) certifies (a) that the forms of prospectuses and SAIs used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 343 (“Amendment No. 343”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 343 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-22-000065) on January 26, 2022:

Eaton Vance Total Return Bond Fund (formerly Eaton Vance Core Plus Bond Fund)

Eaton Vance AMT-Free Municipal Income Fund

EATON VANCE MUTUAL FUNDS TRUST

By:	/s/ Deidre E. Walsh
Deidre E. Walsh, Esq.
Vice President

Date:  February 2, 2022